Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt

In millions		Maturity	US$ denominated amount		As at December 31,	2023	2022
Notes and debentures (1)
Canadian National series:
7.63%	30-year debentures	May 15, 2023	US$	—		$—	$203
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		464	474
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		662	678
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		629	644
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
4.15%	7-year notes (2)	May 10, 2030				550	—
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		265	271
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,059	1,084
4.40%	10-year notes (2)	May 10, 2033				400	—
5.85%	10-year notes (2)	Nov 1, 2033	US$	300		397	—
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		662	678
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		596	610
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		331	339
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		397	407
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		331	339
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		331	339
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		861	881
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		795	813
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		861	881
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		795	813
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		927	949
4.70%	30-year notes (2)	May 10, 2053				800	—
6.13%	30-year notes (2)	Nov 1, 2053	US$	300		397	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		165	169
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						16,917	14,814
Other
Commercial paper						1,801	805
Finance leases						38	10
Equipment loans and other (4)						715	779
Total debt, gross						19,471	16,408
Net unamortized discount and debt issuance costs (3)						(998)	(979)
Total debt (5)						18,473	15,429
Less: Current portion of long-term debt						2,340	1,057
Total long-term debt						$16,133	$14,372
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2023, these notes were recorded as a discounted debt of $15 million (2022 - $15 million) using an imputed interest rate of 5.75% (2022 - 5.75%). The discount of $827 million (2022 - $827 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $677 million (2022 - $734 million) of equipment loans under the non-revolving credit facility. Also included is $38 million (2022 - $45 million) of other equipment loans payable monthly at a weighted average interest rate of 2.11% (2022 - 2.12%).
(5)See Note 23 – Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2023, the Company issued and repaid the following:
•On November 1, 2023, issuance of US$300 million ($416 million) 5.85% Notes due 2033 and US$300 million ($416 million) 6.13% Notes due 2053, in the U.S. capital markets, which resulted in total net proceeds of $824 million;
•On May 15, 2023, repayment of US$150 million ($203 million) 7.63% Notes due 2023 upon maturity; and
•On May 10, 2023, issuance of $550 million 4.15% Notes due 2030, $400 million 4.40% Notes due 2033 and $800 million 4.70% Notes due 2053 in the Canadian capital markets, which resulted in total net proceeds of $1,730 million.

For the year ended December 31, 2022, the Company issued and repaid the following:
•On November 15, 2022, repayment of US$250 million ($332 million) 2.25% Notes due 2022 upon maturity; and
•On August 5, 2022, issuance of US$800 million ($1,028 million) 3.85% Notes due 2032 and US$700 million ($900 million) 4.40% Notes due 2052, in the U.S capital markets, which resulted in total net proceeds of $1,901 million.

Revolving credit facilities
The Company has unsecured revolving credit facilities with a consortium of lenders. The unsecured credit facility of $2.5 billion is available for general corporate purposes and backstopping the Company's commercial paper programs. The facility consists of two tranches of $1.25 billion and was amended on March 17, 2023 to extend its tenor by one year to March 31, 2026 and March 31, 2028. This revolving credit facility agreement is structured as a sustainability linked loan whereby its applicable margins are adjusted up or down based on the Company's performance under certain sustainability targets. The unsecured credit facility of $1.0 billion is available for general corporate purposes and was amended on March 17, 2023 to extend its tenor by one year to March 17, 2025. Both credit facilities provide borrowings at various benchmark interest rates, such as SOFR and CDOR, plus applicable margins, based on CN's credit ratings. The facilities were also amended in March 2023 to include fallback language that addresses the cessation of CDOR and adoption of CORRA as the alternative benchmark.

Subject to the consent of the individual lenders, the Company has the option to increase the revolving credit facilities by an additional $500 million each during its term and to request an extension of the $2.5 billion credit facility once a year to maintain the tenors of three year and five year of the respective tranches.

As at December 31, 2023 and 2022, the Company had no outstanding borrowings under these revolving credit facilities and there were no draws in 2023 and 2022.

Both revolving credit facility agreements have one financial covenant, which limits debt as a percentage of total capitalization. The Company was in compliance as at December 31, 2023.

Equipment loans
The Company has various secured non-revolving term loan credit facilities for financing or refinancing the purchase of equipment. The equipment loans made under the non-revolving credit facilities have a tenor at inception varying from 15 to 20 years and are secured by rolling stock.

On March 31, 2023, the Company entered into new loan supplements to the existing agreement for an additional principal amount of US$304 million, which is available to be drawn, in Canadian or U.S. dollars, through March 31, 2024. On November 3, 2023, the Company entered into a new term loan facility for a principal amount of $366 million, which is available to be drawn through November 4, 2024. Borrowings under the non-revolving term loan facilities are provided at SOFR and/or CDOR, plus applicable margins. On March 31, 2023, outstanding loans referencing LIBOR, were transitioned to SOFR. The facilities also include fallback language that addressed the cessation of CDOR and adoption of CORRA as the alternative benchmark. The Company made no draws under these facilities in 2023.

In 2023, the Company repaid $41 million (2022 - $40 million) of its equipment loans. As at December 31, 2023, the Company had outstanding borrowings of $677 million (2022 - $734 million), at a weighted-average interest rate of 6.09% (2022 - 5.22%), and had $769 million (2022 - $nil) available to be drawn under these facilities.
Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. The maximum aggregate principal amount of commercial paper that can be issued is $2.5 billion, or the US dollar equivalent, on a combined basis.

As at December 31, 2023 and 2022, the Company had total commercial paper borrowings of US$1,360 million ($1,801 million) and US$594 million ($805 million), respectively, at a weighted-average interest rate of 5.63% and 4.27%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.

In millions	Year ended December 31,	2023	2022	2021
Commercial paper with maturities less than 90 days
Issuance		$13,767	$11,799	$5,254
Repayment		(13,090)	(11,087)	(5,289)
Change in commercial paper with maturities less than 90 days, net		$677	$712	$(35)
Commercial paper with maturities of 90 days or greater
Issuance		$1,871	$440	$353
Repayment		(1,640)	(589)	(252)
Change in commercial paper with maturities of 90 days or greater, net		$231	$(149)	$101
Change in commercial paper, net		$908	$563	$66

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On January 19, 2023, the Company extended the term of its agreement by one year to February 1, 2025. The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month and the interest on borrowings under the accounts receivable securitization program is renewed based on commercial paper rates then in effect or SOFR or CDOR if the commercial paper market is inaccessible and includes fallback language that allows for the succession of CDOR to an alternative rate consistent with market convention.

As at December 31, 2023, and 2022, the Company had no outstanding borrowings under the accounts receivable securitization program. The Company had no proceeds received and no repayments in 2023, 2022 and 2021.

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 17, 2023, the Company extended the maturity date of its committed bilateral letter of credit facility agreements to April 28, 2026. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.

As at December 31, 2023, the Company had outstanding letters of credit of $337 million (2022 - $396 million) under the committed facilities from a total available amount of $361 million (2022 - $470 million) and $152 million (2022 - $100 million) under the uncommitted facilities.

As at December 31, 2023, included in Restricted cash and cash equivalents was $339 million (2022 - $397 million) pledged as collateral under the committed bilateral letter of credit facilities, $100 million (2022 - $100 million) pledged as collateral under the uncommitted bilateral letter of credit facilities, and $10 million (2022 - $9 million) held in escrow.
Debt maturities

In millions	Debt (1)
2024	$2,309
2025	383
2026	695
2027	34
2028	1,014
2029 & thereafter	14,000
Total	18,435
Finance lease liabilities (2)	38
Total debt	$18,473
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 13 – Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt

In millions	As at December 31,		2023		2022
Notes and debentures		US$	8,250	US$	7,800
Commercial paper			1,360		594
Finance lease liabilities			27		7
Equipment loans and other			540		574
Total amount of US dollar-denominated debt in US$		US$	10,177	US$	8,975
Total amount of US dollar-denominated debt in C$			$13,477		$12,165